Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 19, 2019	Jul. 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income loss		$ 3,947							$ 67,824
Other liabilities		3,947							$ 71,771
Titan Pharmaceuticals Inc [Member]
Unsecured promissory note						$ 250,000
Proceeds from promissory note					$ 500,000	$ 500,000
Conversion of stock, amount converted			$ 4,511
Conversion of stock, shares converted			54,132
Share price				$ 10.00
Purchase price				$ 9,500,000
Cash				5,000,000.0			$ 1,900,000
Promissory note				$ 4,500,000
Payments of fees										$ 13,000	$ 109,000
Receivables, net											46,000	$ 36,000
Legal fees							2,000	$ 7,000
Advances										62,000
Value of shares exchanged					$ 500,000
Net income loss							563,000	$ 1,060,000		4,706,000	$ 5,569,000
Titan Pharmaceuticals Inc [Member] | BKSE [Member]
Receivables, net										62,000
Titan Pharmaceuticals Inc [Member] | Black Titan [Member]
Receivables, net							81,000			$ 62,000
Advances							$ 19,000
Titan Pharmaceuticals Inc [Member] | Series AA Preferred Stock [Member]
Conversion of stock, shares converted	150,087
Issuance of shares				950,000
Share price				$ 10.00
Titan Pharmaceuticals Inc [Member] | Lazar Promissory Note [Member]
Interest accrued rate						Prime Rate + 2.00% per annum
Conversion of stock, amount converted			$ 4,511
Conversion of stock, shares converted			54,132
BSKE Limited [Member]
Net income loss		$ 3,947